EMPLOYEE BENEFITS (Details 2) $ in Thousands	Dec. 31, 2020 USD ($)
Discount rate [member]
Statement [Line Items]
Increase in 100 bps	$ (6,408)
Decrease in 100 bps	7,033
Wage growth rates [member]
Statement [Line Items]
Increase in 100 bps	6,511
Decrease in 100 bps	$ (5,651)